Deferred Expenses and Non-Current Investments (Details 1) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cost
Acquisition assets	₪ 196	₪ 49
Additions	164	165
Disposals	(27)	(18)
Acquisition assets	333	196
Amortization and impairment losses
Amortization and impairment losses	81	42
Depreciation	108	57
Disposals	(27)	(18)
Impairment loss	29
Amortization and impairment losses	191	81
Carrying amount
Acquisition assets	₪ 142	₪ 115